Non-cash operating items	6 Months Ended
Jun. 30, 2021
Disclosure Changes In Non Cash Operating Items [Abstract]
Non-cash operating items	Non-cash operating items
The changes in non-cash operating items consist of the following:

	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
Accounts receivable	$63,721	$50,264	$33,975	$56,946
Fuel and natural gas in storage	(12,043)	(7,951)	5,929	3,059
Supplies and consumables inventory	(1,283)	(13,164)	(4,386)	(20,958)
Income taxes recoverable	(1,002)	(1,270)	(1,167)	(1,889)
Prepaid expenses	(8,014)	3,104	(9,043)	(7,344)
Accounts payable	(5,002)	7,833	(44,332)	(63,337)
Accrued liabilities	(22,062)	(4,472)	(91,420)	(40,039)
Current income tax liability	773	(2,379)	5,625	1,716
Asset retirements and environmental obligations	(72)	(127)	(531)	(699)
Net regulatory assets and liabilities	(66,845)	20,731	(334,996)	15,916
	$(51,829)	$52,569	$(440,346)	$(56,629)